Restatement of Previously Issued Financial Statements - Schedule Of The Restatement On Each Financial Statement (Detail) - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 29, 2020	Jul. 27, 2020
Condensed Financial Statements, Captions [Line Items]
Warrant Liability		$ 46,116,001		$ 24,562,667	$ 46,116,001
Additional paid-in capital		0		17,340,758	0
Accumulated deficit		(59,362,823)		(12,341,951)	(59,362,823)
Total shareholders' Equity (deficit)		(59,362,023)	$ 5,000,001	5,000,004	(59,362,023)		$ 0
Change in fair value of warrant liability				11,989,334	21,553,334
Net loss		$ (1,059,094)	$ (23,560,263)	(12,341,951)	$ (24,619,357)
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Subject to Possible Redemption	$ 285,851,910			304,820,000		$ 285,853,760
Class A Ordinary Shares	141			152		141
Additional paid-in capital	5,019,704			5,351,666		5,017,854
Accumulated deficit	(20,698)			(352,617)
Total shareholders' Equity (deficit)	5,000,010			5,000,001		5,000,010
Net loss	$ (20,698)			$ (352,617)
Basic and diluted net loss per share, Class B	$ 0.00			$ (0.05)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability	$ 13,340,000			$ 24,562,667		12,573,333
Ordinary Shares Subject to Possible Redemption	(13,340,000)			(24,562,670)		(12,573,333)
Class A Ordinary Shares	134			245		126
Additional paid-in capital	766,533			11,989,092		(126)
Accumulated deficit	(766,667)			(11,989,334)
Total shareholders' Equity (deficit)	0			3		0
Change in fair value of warrant liability	766,667			(11,989,334)
Net loss	$ (766,667)			$ (11,989,334)
Basic and diluted net loss per share, Class B	$ (0.10)			$ (1.55)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability	$ 13,340,000			$ 24,562,667		12,573,333
Ordinary Shares Subject to Possible Redemption	275,511,910			280,257,330		273,280,427
Class A Ordinary Shares	275			397		267
Additional paid-in capital	5,786,237			17,340,758		5,017,728
Accumulated deficit	(787,365)			(12,341,951)
Total shareholders' Equity (deficit)	5,000,010			5,000,004		$ 5,000,010
Change in fair value of warrant liability	766,667			(11,989,334)
Net loss	$ (787,365)			$ (12,341,951)
Basic and diluted net loss per share, Class B	$ (0.10)			$ (1.60)